INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes recoverable	R$ 380,314	R$ 245,883
Social contribution taxes recoverable	31,281	28,706
Total	R$ 411,595	R$ 274,589